Related Party Transactions - Disclosure of Directors and Other Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Salaries, directors’ fees and other short-term benefits	$ 3,555	$ 4,236
Share-based payments	1,268	4,985
Total key management personnel compensation	$ 4,823	$ 9,221